<SEQUENCE>1
<FILENAME>13FQ1-2010.xfd




	UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, DC 20549

	FORM 13-F

	FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:
	March 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment {Check only one}	[] is a restatement
			[] adds new holding entries

Institutional Manager Filing this Report:

Name: 			J. M. Hartwell LP
Address: 		515 Madison Avenue
			New York, NY 10022

13-F Filing Number: 28-4534

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
..

Person Signing this Report on Behalf of Reporting Manager

Name:		Barbara Romeo
Title:		Controller
Phone:		212-308-3355
Signature, Place and Date of Signing:

Barbara N. Romeo  New York, NY  May 26, 2010

Report Type{Check only one}
[X]	13F HOLDINGS REPORT
[ ] 	13F NOTICE
[ ] 	13F COMBINATION REPORT

List of other managersReporting for this manager:
     Affiliated Managers Group

Form 13-F Summary Page:
Number of other included managers:	1
Form 13-F Information Table Entry Total: 80

Form 13-F Information Table Value Toatl: $342,148 (x$1000)
List of Other Included Managers:
      No. 13F File Number Name 01- 28-04975

FORM 13F INFORMATION TABLE


                       FORM 13F INFORMATION TABLE
NAME of TITLE VALUE SHARES/ SH/ PUT/INVSTMTOTHER  VOTING AUTHORITY
ISSUEROFCLASSCUSIP(x$1000)PRNAMTPRN CALDSCRETN MANAGERSSOLESHAREDNONE
------------------ ----- ---- ---- ----- ------------ ---------------
Abovenet, Inc.          COM 00374N107  7548  148790 SH SOLE  138950  9840
Altria Group Inc        COM 02209S103   870   42400 SH SOLE   42400
America Movil SA        COM 02364W105  4347   86350 SH SOLE   78150  8200
Apache Corp             COM 037411105  2026   19956 SH SOLE   17556  2400
Apple Computer Inc.     COM 037833100  7534   32060 SH SOLE   31410   650
Artificial Life         COM 04314q105    28   24000 SH SOLE   24000
Artio Global Investors ICOM 04315b107  1084   43800 SH SOLE   43800
Aspen Insurance HoldingsCOM G05384105  2449   84900 SH SOLE   84900
Avnet Inc.              COM 053807103   300   10000 SH SOLE   10000
Baxter International IncCOM 071813109  1216   20900 SH SOLE   20900
Bemis Company Inc       COM 081437105  1155   40200 SH SOLE   40200
CVS Corp                COM 126650100   564   15430 SH SOLE   15430
Cognizant Tec Solutions COM 192446102 11447  224530 SH SOLE  211930 12600
Companhia Vale Do Rio   COM 204412209  1839   57115 SH SOLE   53615  3500
Continental Resources   COM 212015101  6496  152660 SH SOLE  143660  9000
Dendreon Corp           COM 24823q107   379   10400 SH SOLE   10400
Ebay                    COM 278642103   817   30300 SH SOLE   30300
Everest Re Group Inc    COM G3223R108  2056   25400 SH SOLE   25400
Evergreen Energy Inc    COM 30024B104   221 1123000 SH SOLE 1085000 38000
Express Scripts Inc     COM 302182100 16023  157455 SH SOLE  150655  6800
Flextronics Internatl LtCOM Y2573F102  1602  204300 SH SOLE  204300
Focus Media             COM 34415V108   666   36500 SH SOLE   36500
Freeport-McMoRan Copper COM 35671D857  1847   22110 SH SOLE   20910  1200
Google Inc              COM 38259P508 17696   31204 SH SOLE   28549  2655
Hertz Global Holding    COM 42805T105   218   21800 SH SOLE   21800
Intel Corp.             COM 458140100  8671  389000 SH SOLE  366800 22200
Intl. Business Mach. CorCOM 459200101 16638  129730 SH SOLE  117030 12700
Iridium Communications  COM 46269c102   137   16900 SH SOLE   16900
Johnson & Johnson       COM 478160104   518    7948 SH SOLE    7948
Kimberly Clark Corp     COM 494368103  1045   16616 SH SOLE   13496  3120
Linn Energy, LLC        COM 536020100  5783  224840 SH SOLE  202740 22100
Mastercard Inc.         COM 57636q104 11470   45157 SH SOLE   43107  2050
McAfee Inc.             COM 579064106  6894  171795 SH SOLE  159295 12500
Medco Health Solutions  COM 58405U102 13041  202005 SH SOLE  194605  7400
Microsoft Corp          COM 594918104 20213  690158 SH SOLE  638109 52049
Millicom Int'l Cellula  COM L6388F110 78977  885893 SH SOLE  852573 33320
Mobile Telesystems ADS  COM 607409109  9355  168555 SH SOLE  157955 10600
NII Holdings Inc        COM 62913F201  1619   38850 SH SOLE   38850
Noble Energy Inc        COM 655044105 10748  147235 SH SOLE  139683  7552
Occidental Petroleum    COM 674599105  1437   17000 SH SOLE   17000
Oracle Corporation      COM 68389X105  1903   74000 SH SOLE   69300  4700
Philip Morris Int'l     COM 718172109  2238   42900 SH SOLE   42900
Proctor & Gamble Co.    COM 742718109  2450   38728 SH SOLE   36584  2144
Qualcomm Inc.           COM 747525103   671   16000 SH SOLE   16000
Range Resources Corp    COM 75281a109  2277   48585 SH SOLE   46885  1700
Raytheon Co.            COM 755111507  1497   26200 SH SOLE   26200
STEC, Inc.              COM 784774101   283   23600 SH SOLE   23600
SXC Health Solutions IncCOM 78505P100   727   10800 SH SOLE   10800
Safestitch Medical Inc. COM 78645y102    38   36480 SH SOLE   36480
SeaGate Technology      COM G7945J104  1187   65000 SH SOLE   65000
Southwestern Energy Co. COM 845467109  6302  154760 SH SOLE  147860  6900
Stillwater Mining Co    COM 86074q102   195   15000 SH SOLE   15000
Symantec Corp           COM 871503108  1132   66900 SH SOLE   66900
The Mosaic Company      COM 61945a107  1054   17350 SH SOLE   17350
URS Corporation         COM 903236107  1578   31805 SH SOLE   30305  1500
United Technologies CorpCOM 913017109  1196   16250 SH SOLE   16250
VISA Inc.               COM 92826c839  9605  105510 SH SOLE   97960  7550
Vimpel Communications ADCOM 68370R109  2006  108950 SH SOLE   85450 23500
WR Berkley Corp         COM 084423102  1438   55100 SH SOLE   55100
Warner Chilcott plc     COM g94368100 10896  426940 SH SOLE  402040 24900
XTO Energy              COM 98385X106  5689  120581 SH SOLE  116080  4501
               </SEC-DOCUMENT>